Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay versus Performance

The following table shows the total compensation for our principal executive officer and the average compensation for our other named executive officers during the last three fiscal years ended December 31, 2024, 2023 and 2022 compared to our net income and total shareholder return for the last three fiscal years.

Year	Summary of Compensation Table Total for Principal Executive Officer ("PEO") (1)	Compensation Actually Paid to PEO	Average Summary Compensation Table Total for non-PEO Named Executive Officers ("Non-PEO NEOs")(1)	Average Compensation Actually Paid to non-PEO NEOs	Value of Initial Fixed $100 Investment Based On Total Shareholder Return	Net Income (Loss)
2024	$846,337	$837,486	$690,845	$690,434	$0.03	$(24,130,000)
2023	$916,403	$809,956	$663,410	$574,811	$0.49	$(17,411,000)
2022	$1,171,168	$786,510	$859,758	$662,672	$6	$8,027,000

(1)
For fiscal 2024, 2023 and 2022, our non-PEO NEOs were Jeffrey G. Lamothe and SoYoung Kwon.

The 2024 compensation actually paid to our PEO and the average compensation actually paid to our non-PEO NEOs reflects the following adjustments from total compensation reported in the Summary Compensation Table:

	PEO	Average of Non-PEOs
Total compensation reported in the Summary Compensation Table	846,337	690,845
Deduct the equity compensation reported in the Summary Compensation Table in column (Stock Awards) and column (Option Awards),	(4,420)	(1,618)
Add year end fair value all awards granted during 2024 that are outstanding and unvested as of the end of the fiscal year;	2,586	1,207
Add change in fair value (from prior year-end) of prior year equity awards that are unvested and outstanding	(6,996)	-
Add the amount equal to the change as of the vesting date (from the end of the prior year) in fair value of any awards granted in any prior year for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year	(22)	-
Compensation Actually Paid for Fiscal Year 2024	837,486	690,434

The 2023 compensation actually paid to our PEO and the average compensation actually paid to our non-PEO NEOs reflects the following adjustments from total compensation reported in the Summary Compensation Table:

	PEO	Average of Non-PEOs
Total compensation reported in the Summary Compensation Table	916,403	663,410
Deduct the equity compensation reported in the Summary Compensation Table in column (Stock Awards) and column (Option Awards),	(32,052)	(17,220)
Add year end fair value all awards granted during 2023 that are outstanding and unvested as of the end of the fiscal year;	8,668	2,992
Add change in fair value (from prior year-end) of prior year equity awards that are unvested and outstanding	(79,272)	(59,666)
Add the amount equal to the change as of the vesting date (from the end of the prior year) in fair value of any awards granted in any prior year for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year	(3,791)	(14,705)
Compensation Actually Paid for Fiscal Year 2023	809,956	574,811

The 2022 compensation actually paid to our PEO and the average compensation actually paid to our non-PEO NEOs reflects the following adjustments from total compensation reported in the Summary Compensation Table:

	PEO	Average of Non-PEOs
Total compensation reported in the Summary Compensation Table	1,171,168	859,758
Deduct the equity compensation reported in the Summary Compensation Table in column (Stock Awards) and column (Option Awards),	(278,307)	(220,057)
Add year end fair value all awards granted during 2022 that are outstanding and unvested as of the end of the fiscal year;	100,338	97,776
Add change in fair value (from prior year-end) of prior year equity awards that are unvested and outstanding	(156,100)	(56,438)
Add the amount equal to the change as of the vesting date (from the end of the prior year) in fair value of any awards granted in any prior year for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year	(50,589)	(18,367)
Compensation Actually Paid for Fiscal Year 2022	786,510	662,672

Named Executive Officers, Footnote	(1) For fiscal 2024, 2023 and 2022, our non-PEO NEOs were Jeffrey G. Lamothe and SoYoung Kwon.
PEO Total Compensation Amount	$ 846,337	$ 916,403	$ 1,171,168
PEO Actually Paid Compensation Amount	$ 837,486	809,956	786,510
Adjustment To PEO Compensation, Footnote

The 2024 compensation actually paid to our PEO and the average compensation actually paid to our non-PEO NEOs reflects the following adjustments from total compensation reported in the Summary Compensation Table:

	PEO	Average of Non-PEOs
Total compensation reported in the Summary Compensation Table	846,337	690,845
Deduct the equity compensation reported in the Summary Compensation Table in column (Stock Awards) and column (Option Awards),	(4,420)	(1,618)
Add year end fair value all awards granted during 2024 that are outstanding and unvested as of the end of the fiscal year;	2,586	1,207
Add change in fair value (from prior year-end) of prior year equity awards that are unvested and outstanding	(6,996)	-
Add the amount equal to the change as of the vesting date (from the end of the prior year) in fair value of any awards granted in any prior year for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year	(22)	-
Compensation Actually Paid for Fiscal Year 2024	837,486	690,434

The 2023 compensation actually paid to our PEO and the average compensation actually paid to our non-PEO NEOs reflects the following adjustments from total compensation reported in the Summary Compensation Table:

	PEO	Average of Non-PEOs
Total compensation reported in the Summary Compensation Table	916,403	663,410
Deduct the equity compensation reported in the Summary Compensation Table in column (Stock Awards) and column (Option Awards),	(32,052)	(17,220)
Add year end fair value all awards granted during 2023 that are outstanding and unvested as of the end of the fiscal year;	8,668	2,992
Add change in fair value (from prior year-end) of prior year equity awards that are unvested and outstanding	(79,272)	(59,666)
Add the amount equal to the change as of the vesting date (from the end of the prior year) in fair value of any awards granted in any prior year for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year	(3,791)	(14,705)
Compensation Actually Paid for Fiscal Year 2023	809,956	574,811

The 2022 compensation actually paid to our PEO and the average compensation actually paid to our non-PEO NEOs reflects the following adjustments from total compensation reported in the Summary Compensation Table:

	PEO	Average of Non-PEOs
Total compensation reported in the Summary Compensation Table	1,171,168	859,758
Deduct the equity compensation reported in the Summary Compensation Table in column (Stock Awards) and column (Option Awards),	(278,307)	(220,057)
Add year end fair value all awards granted during 2022 that are outstanding and unvested as of the end of the fiscal year;	100,338	97,776
Add change in fair value (from prior year-end) of prior year equity awards that are unvested and outstanding	(156,100)	(56,438)
Add the amount equal to the change as of the vesting date (from the end of the prior year) in fair value of any awards granted in any prior year for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year	(50,589)	(18,367)
Compensation Actually Paid for Fiscal Year 2022	786,510	662,672

Non-PEO NEO Average Total Compensation Amount	$ 690,845	663,410	859,758
Non-PEO NEO Average Compensation Actually Paid Amount	$ 690,434	574,811	662,672
Adjustment to Non-PEO NEO Compensation Footnote

The 2024 compensation actually paid to our PEO and the average compensation actually paid to our non-PEO NEOs reflects the following adjustments from total compensation reported in the Summary Compensation Table:

	PEO	Average of Non-PEOs
Total compensation reported in the Summary Compensation Table	846,337	690,845
Deduct the equity compensation reported in the Summary Compensation Table in column (Stock Awards) and column (Option Awards),	(4,420)	(1,618)
Add year end fair value all awards granted during 2024 that are outstanding and unvested as of the end of the fiscal year;	2,586	1,207
Add change in fair value (from prior year-end) of prior year equity awards that are unvested and outstanding	(6,996)	-
Add the amount equal to the change as of the vesting date (from the end of the prior year) in fair value of any awards granted in any prior year for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year	(22)	-
Compensation Actually Paid for Fiscal Year 2024	837,486	690,434

The 2023 compensation actually paid to our PEO and the average compensation actually paid to our non-PEO NEOs reflects the following adjustments from total compensation reported in the Summary Compensation Table:

	PEO	Average of Non-PEOs
Total compensation reported in the Summary Compensation Table	916,403	663,410
Deduct the equity compensation reported in the Summary Compensation Table in column (Stock Awards) and column (Option Awards),	(32,052)	(17,220)
Add year end fair value all awards granted during 2023 that are outstanding and unvested as of the end of the fiscal year;	8,668	2,992
Add change in fair value (from prior year-end) of prior year equity awards that are unvested and outstanding	(79,272)	(59,666)
Add the amount equal to the change as of the vesting date (from the end of the prior year) in fair value of any awards granted in any prior year for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year	(3,791)	(14,705)
Compensation Actually Paid for Fiscal Year 2023	809,956	574,811

The 2022 compensation actually paid to our PEO and the average compensation actually paid to our non-PEO NEOs reflects the following adjustments from total compensation reported in the Summary Compensation Table:

	PEO	Average of Non-PEOs
Total compensation reported in the Summary Compensation Table	1,171,168	859,758
Deduct the equity compensation reported in the Summary Compensation Table in column (Stock Awards) and column (Option Awards),	(278,307)	(220,057)
Add year end fair value all awards granted during 2022 that are outstanding and unvested as of the end of the fiscal year;	100,338	97,776
Add change in fair value (from prior year-end) of prior year equity awards that are unvested and outstanding	(156,100)	(56,438)
Add the amount equal to the change as of the vesting date (from the end of the prior year) in fair value of any awards granted in any prior year for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year	(50,589)	(18,367)
Compensation Actually Paid for Fiscal Year 2022	786,510	662,672

Compensation Actually Paid vs. Total Shareholder Return

Compensation Actually Paid and Cumulative TSR

The chart below shows the relationship between the compensation actually paid to our PEO and the average compensation actually paid to our non-PEO NEOs, on the one hand, to the Company’s cumulative TSR over the two years presented in the table, on the other. We utilize several performance measures to align executive compensation with our performance, but those tend not to be financial performance measures, such as TSR. For example, as described in more detail above, part of the compensation our NEOs are eligible to receive consists of annual performance-based cash bonuses which are designed to provide appropriate incentives to our executives to achieve defined annual corporate goals and to reward our executives for individual achievement towards these goals.

Compensation Actually Paid vs. Net Income

Compensation Actually Paid and Net Income (Loss)

Since we are not a commercial-stage company, we did not have net income during the periods presented, other than non-recurring net income in 2022 associated with an amendment to a royalty purchase agreement with an entity managed by HealthCare Royalty Management, LLC. Consequently, we have not historically looked to net income (loss) as a performance measure for our executive compensation program. Moreover, as an early-stage pre-commercial company with no revenue, we do not believe there is any meaningful relationship between our net loss and compensation actually paid to our NEOs during the periods presented. In 2023 and 2024, our net loss increased and the compensation actually paid for both our PEO and non-PEO NEOs increased between 2023 and 2024. In 2022 and 2023, our net income (loss) decreased and the compensation actually paid for our PEO increased and the compensation actually paid for our non-PEO NEOs decreased between 2022 and 2023.

Total Shareholder Return Amount	$ 0.03	0.49	6
Net Income (Loss)	(24,130,000)	(17,411,000)	8,027,000
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,420)	(32,052)	(278,307)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,586	8,668	100,338
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,996)	(79,272)	(156,100)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(22)	(3,791)	(50,589)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,618)	(17,220)	(220,057)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 1,207	2,992	97,776
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(59,666)	(56,438)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (14,705)	$ (18,367)